Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222716
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%	5.45%
Without Sales Load [Member] | C000222717
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%	5.61%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%	5.96%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%	5.96%